Business combinations	12 Months Ended
Dec. 31, 2023
Business combinations
Business combinations

B. Investing

B1. Business combinations

All business combinations are accounted for using the purchase method (acquisition accounting) in accordance with IFRS 3 Business Combinations. The cost of a business combination is the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed, and equity instruments issued by the Group. The cost of a business combination is allocated at the acquisition date by recognising the acquiree’s identifiable assets, liabilities, and contingent liabilities that satisfy the recognition criteria at their fair values. Any excess of the purchase price over the fair value of the identifiable assets and liabilities is recognised as goodwill. The acquisition date is the date on which the acquirer effectively obtains control of the acquiree.

An intangible asset is recognised if it meets the definition under IAS 38 Intangible Assets. The intangible assets arising on acquisition are goodwill, customer lists, and brands. Goodwill represents the synergies, workforce, and other benefits expected as a result of combining the respective businesses. Customer lists and brands are recognised at their fair value at the date of acquisition using an income-based approach, which involves the use of assumptions including customer termination rates, profit margins, contributory asset charges, and discount rates.

At the date of acquisition, deferred and contingent consideration represents its fair value, with subsequent changes after the measurement period being recognised in the Consolidated Statement of Profit or Loss. Costs directly attributable to business combinations are charged to the income statement as incurred and presented as one-off and adjusting items.

Disclosures required by IFRS 3 Business Combinations are provided separately for those individual acquisitions that are considered to be material, and in aggregate for individually immaterial acquisitions. An acquisition would generally be considered individually material if the impact on the Group’s revenue and Adjusted Operating Profit measures (on an annualised basis) is greater than 5%, or the impact on goodwill is greater than 10% of the closing balance for the period. There were no individually material acquisitions in the year.

During the year, measurement period adjustments have been made in relation to the Terminix acquisition. These have been reflected as a retrospective adjustment of 2022 comparatives in accordance with IFRS 3 as follows:

		Measurement
		period	Retrospectively
	As reported	adjustment	adjusted
	£m	£m	£m
Non-current assets
– Intangible assets	2,027	—	2,027
– Property, plant and equipment[1]	249	(5)	244
– Other non-current assets	143	47	190
Current assets	701	(3)	698
Current liabilities	(311)	(5)	(316)
Non-current liabilities	(1,875)	(18)	(1,893)
Net assets acquired	934	16	950
Goodwill	3,176	(16)	3,160
1.	Includes ROU assets.

During the year the Group purchased 100% of the share capital or trade and assets of 41 companies and businesses (2022: 53). The total consideration in respect of these acquisitions was £261m (2022: £4,369m), and the cash outflow from current and past period acquisitions net of cash acquired was £242m (2022: £1,018m).

Goodwill on all acquisitions represents the synergies and other benefits expected to be realised from integrating acquired businesses into the Group, such as improved route density, expansion in use of best-in-class digital tools, and back office synergies. Details of goodwill and the fair value of net assets acquired in the year are as follows:

		Retrospectively
		adjusted
		Terminix	Individually	Retrospectively
		Global	immaterial	adjusted
	Total	Holdings, Inc.[1]	acquisitions	Total[1]
	2023	2022	2022	2022
	£m	£m	£m	£m
Purchase consideration
– Cash paid	203	1,087	214	1,301
– Deferred and contingent consideration	58	—	45	45
– Equity interests	—	3,023	—	3,023
Total purchase consideration	261	4,110	259	4,369
Fair value of net assets acquired[1]	(88)	(950)	(87)	(1,037)
Goodwill from current-year acquisitions[1]	173	3,160	172	3,332
Goodwill expected to be deductible for tax purposes	76	—	60	60
1.

Goodwill (decrease £16m), contract costs (increase £36m), investments in associates (increase £11m), ROU assets (decrease £5m), provisions (increase £24m), lease liabilities (decrease £8m), loans (decrease £11m), long-term liabilities (increase £11m), deferred tax liabilities (increase £2m), accrued income (decrease £3m) and accruals (increase £5m) have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition.

Deferred consideration of £15m and contingent consideration of £43m are payable in respect of the above acquisitions (2022: £22m and £23m respectively). Contingent consideration is payable based on a variety of conditions, including revenue and profit targets being met. Amounts for both deferred and contingent consideration are payable over the next five years. The Group has recognised contingent and deferred consideration based on fair value at the acquisition date. A range of outcomes for contingent consideration payments cannot be estimated due to the variety of performance conditions and the volume of businesses the Group acquires. During the year there were releases of contingent consideration liabilities not paid of £nil (2022: £10m).

The fair values[7] of assets and liabilities arising from acquisitions in the year are as follows:

		Retrospectively
		adjusted	Individually	Retrospectively
		Terminix Global	immaterial	adjusted
	Total	Holdings, Inc.[1]	acquisitions	Total[1]
	2023	2022	2022	2022
	£m	£m	£m	£m
Non-current assets
– Intangible assets[2]	80	2,027	74	2,101
– Property, plant and equipment[3]	12	244	14	258
– Other non-current assets	—	190	—	190
Current assets[4]	22	698	28	726
Current liabilities[5]	(12)	(316)	(11)	(327)
Non-current liabilities[6]	(14)	(1,893)	(18)	(1,911)
Net assets acquired	88	950	87	1,037
1.

Contract costs (increase £36m), investments in associates (increase £11m), ROU assets (decrease £5m), provisions (increase £24m), lease liabilities (decrease £8m), loans (decrease £11m), long-term liabilities (increase £11m), deferred tax liabilities (increase £2m), accrued income (decrease £3m) and accruals (increase £5m) have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition.

2.	Includes £69m (2022: £778m) of customer lists, £nil (2022: £1,292m) of indefinite-lived brands and £11m (2022: £31m) of other intangibles.
3.	Includes £1m (2022: £195m) of ROU assets.
4.	Includes cash acquired of £8m (2022: £322m), inventory of £2m (2022: £48m) and trade and other receivables of £12m (2022: £357m).
5.	Includes trade and other payables of £10m (2022: £326m).
6.

Includes £12m of deferred tax liabilities relating to acquired intangibles (2022: £447m), £nil of debt that was acquired with the Terminix business and repaid in November 2022 (2022: £749m), lease liabilities of £1m (2022: £207m), termite damage claims provisions of £nil (2022: £353m) and other provisions of £1m (2022: £144m).

7.

The fair values of assets and liabilities from acquisitions in the current year will be finalised in the 2024 Financial Statements. These fair values are provisional as the acquisition accounting has not yet been finalised, primarily due to the proximity of many acquisitions to the year end.

The cash outflow from current and past acquisitions is as follows:

			Individually
		Terminix Global	immaterial
	Total	Holdings, Inc.	acquisitions	Total
	2023	2022	2022	2022
	£m	£m	£m	£m
Total purchase consideration	261	4,110	259	4,369
Equity interests	—	(3,023)	—	(3,023)
Consideration payable in future periods	(58)	—	(45)	(45)
Purchase consideration paid in cash	203	1,087	214	1,301
Cash and cash equivalents in acquired companies and businesses	(8)	(313)	(9)	(322)
Cash outflow on current period acquisitions	195	774	205	979
Deferred and contingent consideration paid	47	—	39	39
Cash outflow on current and past acquisitions	242	774	244	1,018

From the dates of acquisition to 31 December 2023, new acquisitions contributed £75m to revenue and £10m to operating profit (2022: £422m and £3m respectively).

If the acquisitions had occurred on 1 January 2023, the revenue and operating profit of the combined Group would have amounted to £5,414m and £628m respectively (2022: £5,109m and £444m respectively).